Basis Of Presentation And Significant Accounting Policies Oil and Gas Properties (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Basis Of Presentation And Significant Accounting Policies Oil and Gas Properties
Amortization expense on oil & Gas properties	$ 917,116	$ 117,267	$ 1,657,386	$ 293,102
Depletion at the rate per barrel	27.43	21.43	27.43	21.43
Depreciation expenses on oil and Gas properties	$ 17,584	$ 10,501	$ 42,990	$ 31,502
Estimated present value of future net revenues from proved reserves, discounted at a an interest rate %	10.00%